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                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

    STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT DATED NOV. 28, 2008


FUND                                                                 SAI DATE      FORM #
-----------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- BALANCED FUND                      MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- DIVERSIFIED BOND FUND              MAY 1, 2008   S-6466-20 AF
RIVERSOURCE VARIABLE PORTFOLIO -- SHORT DURATION U.S. GOVERNMENT
  FUND                                                               MAY 1, 2008   S-6466-20 AF


Table 16. Portfolio Managers has been revised as follows:

PORTFOLIO MANAGERS. For all funds other than money market funds, the following table provides information about the funds' portfolio managers as of Dec. 31, 2007.


                                ---------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                          OTHER ACCOUNTS MANAGED (excluding the fund)
                                                                                                 OWNERSHIP    POTENTIAL
  FUND      PORTFOLIO MANAGER      NUMBER AND TYPE      APPROXIMATE TOTAL    PERFORMANCE BASED    OF FUND     CONFLICTS
                                     OF ACCOUNT*            NET ASSETS          ACCOUNTS(A)        SHARES    OF INTEREST
------------------------------------------------------------------------------------------------------------------------
Balanced   Tom Murphy            7 RICs                $11.16 billion        2 RICs ($2.92 B)    None(d)
                                 3 PIVs                $985.92 million
                                 14 other accounts     $12.37 billion
          --------------------------------------------------------------------------------------------------------------
           Jamie Jackson         14 RICs               $24.36 billion        2 RICs ($2.92 B);   None(d)
                                 6 PIVs                $3.07 billion         1 other account                     (1)
                                 31 other accounts     $9.71 billion         ($41.46 M)
          --------------------------------------------------------------------------------------------------------------
           Scott Schroepfer(b)   2 RICs                $953.09 million       None                None(d)
          --------------------------------------------------------------------------------------------------------------
           Todd White(c)         N/A                   N/A                   N/A                 None(d)
------------------------------------------------------------------------------------------------------------------------
Diversi-   Tom Murphy                                                        3 RICs ($4.48 B)
fied                             7 RICs                $8.27 billion
Bond                             3 PIVs                $985.92 million                           None(d)
                                 14 other accounts     $12.37 billion
          --------------------------------------------------------------------------------------------------------------
           Jamie Jackson         14 RICs               $21.47 billion        3 RICs ($4.48 B);   None(d)
                                 6 PIVs                $3.07 billion         1 other account                     (1)
                                 31 other accounts     $9.71 billion         ($41.46 M)
          --------------------------------------------------------------------------------------------------------------
           Scott Schroepfer(b)   2 RICs                $953.09 million       None                None(d)
          --------------------------------------------------------------------------------------------------------------
           Todd White(c)         N/A                   N/A                   N/A                 None(d)
------------------------------------------------------------------------------------------------------------------------
Short      Jamie Jackson         14 RICs               $25.42 billion        3 RICs ($4.48 B);   None(d)
Duratio-                                                                     1 other account
  n U.S.                         6 PIVs                $3.07 billion
Govern-                                                                      ($41.46 M)                          (1)
  ment                           31 other accounts     $9.71 billion
          --------------------------------------------------------------------------------------------------------------
           Todd White(c)         N/A                   N/A                   N/A                 None(d)
------------------------------------------------------------------------------------------------------------------------
-----------------------
           STRUCTURE OF
  FUND     COMPENSATION

-----------------------
Balanced
                (A)
-----------------------
Diversi-
fied
Bond
                (A)
-----------------------
Short
Duratio-
  n U.S.
Govern-         (A)
  ment
-----------------------



  * RIC refers to Registered Investment Company; PIV refers to Pooled Investment Vehicle.
  (a) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
  (b) The portfolio manager began managing the fund after its last fiscal year end; therefore reporting information is as of Oct. 31, 2008.
  (c) Mr. White is new to the company as of Nov. 17, 2008; therefore he has no reporting information available.
  (d) All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

POTENTIAL CONFLICTS OF INTEREST

(1) RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm's Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

     RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

     In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager's Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.

STRUCTURE OF COMPENSATION

(A) Portfolio manager compensation is typically comprised of (i) a base salary,
    (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Unless otherwise noted, funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts*, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Additionally, with respect to the Contrarian Equity Team** only, funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Bonus pool funding for Lynn Hopton and Yvonne Stevens, is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers, plus, where applicable, a percentage of performance fees earned on the hedge funds or accounts they support as research analysts*.

     Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Senior management of RiverSource Investments does not have discretion over the size of the bonus pool related to institutional portfolios managed by Lynn Hopton and Yvonne Stevens. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

           * The portfolio managers that currently support funds as research analysts are: Clay Hoes, Julene Melquist, Sam Murphy and Mike Marzolf.
           ** The Contrarian Equity Team is comprised of Warren Spitz, Steve Schroll, Laton Spahr and Paul Stocking.